Financial Risk Management - Summary of Reconciliation of Level 3 Fair Value Items Investment in Shares and Participations (Parenthetical) (Detail) - Investment in shares and participations kr in Millions
12 Months Ended
Dec. 31, 2021 SEK (kr)
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for assets held at end of period, fair value measurement	kr 163
Gain or losses	255
Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Gain or losses	kr 529